Long-term Debt - Debentures (Details) - Convertible unsecured debentures				12 Months Ended
	Mar. 09, 2022 $ / shares	Mar. 07, 2019 USD ($)	Mar. 07, 2019 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($) $ / item	Sep. 30, 2021 USD ($) $ / item	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)
Long-term Debt
Principal amount			$ 15,000,000
Interest rate			8.00%
Principal amount denomination for conversion to common stock		$ 807	$ 1,000
Conversion ratio		0.19231	0.19231
Amount of debt converted					$ 10,959,000		$ 4,037,000
Fair value of debentures				$ 10,683,000		$ 5,359,000		$ 5,359,000	$ 5,359,000	$ 13,665,000	$ 6,766,000
Conversion price of mandated conversion | $ / shares	$ 5.20
Stock price trigger | $ / shares	$ 6.48
Threshold consecutive trading days	20 days
Borrowings				0		11,784,000		$ 11,784,000	$ 11,784,000			$ 12,930,000
Trading price per unit								137	109
Gains (losses) on change in the fair value				$ (1,150,000)		$ 3,591,000